Investment Property - Changes in Investment Properties (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2016 KRW (₩)
Disclosure of detailed information about investment property [line items]
Beginning balance	₩ 15,071
Reclassification	(14,968)
Depreciation	(103)
Ending balance	0
Land [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	10,634
Reclassification	(10,634)
Buildings and structures [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	4,437
Reclassification	(4,334)
Depreciation	₩ (103)